Capital stock - Schedule of Fully Paid Ordinary Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of number of shares outstanding [abstract]
Beginning balance, Number of shares (in shares)	679,702,740	684,252,628	564,214,433
Equity at beginning of period	$ 1,639,787,828	$ 1,453,625,407	$ 1,108,662,167
Vested shares (in shares)	4,156,388	4,161,111	3,258,637
Vested shares	$ 0	$ 0	$ 0
Equity Issuance (in shares)	186,250,000		116,779,558
Equity issuance	$ 574,989,885		$ 223,195,449
Repurchase of shares (in shares)		(8,710,999)
Repurchase of shares		$ (15,603,308)
Equity at end of period	$ 2,486,968,425	$ 1,639,787,828	$ 1,453,625,407
Ending balance, Number of shares (in shares)	870,109,128	679,702,740	684,252,628
Capital Stock
Reconciliation of number of shares outstanding [abstract]
Equity at beginning of period	$ 480,623,919	$ 482,858,389	$ 422,437,615
Vested shares	2,204,586	2,014,895	1,647,600
Equity issuance	108,771,608		58,773,174
Repurchase of shares		(4,249,365)
Equity at end of period	591,600,113	480,623,919	482,858,389
Additional Paid in Capital
Reconciliation of number of shares outstanding [abstract]
Equity at beginning of period	460,677,234	466,230,183	297,064,471
Vested shares	8,048,945	5,800,994	4,743,437
Equity issuance	466,218,277		164,422,275
Repurchase of shares		(11,353,943)
Equity at end of period	$ 934,944,456	$ 460,677,234	$ 466,230,183